ACQUISITIONS AND DISPOSITIONS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified					0 Months Ended	12 Months Ended
	Dec. 31, 2013 Five year 2012 senior notes	Dec. 31, 2012 Five year 2012 senior notes	Dec. 31, 2013 Term loan	Nov. 30, 2012 Term loan	Apr. 10, 2013 Champion	Dec. 31, 2013 Champion	Dec. 31, 2012 Champion	Apr. 30, 2013 Champion Term loan
Acquisitions and Dispositions
Estimated annual sales pre-acquisition							$ 1,300
Cash consideration					1,425.3
Stock consideration
Ecolab shares issued at closing					6.6
Ecolab's closing stock price on April 10, 2013 (in dollars per share)					$ 82.31
Total fair value of stock consideration					543.0
Total consideration transferred					1,968.3
Portion of consideration transferred and deposited in an escrow account to fund post-closing adjustments to the consideration and covenant and other indemnification obligations					100
Period of escrow deposit					2 years
Acquisition and integration costs						88.8	19.4
Long-term debt, aggregate principal amount	$ 500		$ 800	$ 900			$ 500	$ 900
Interest rate (as a percent)	1.45%	1.45%